GREAT-WEST FUNDS, INC.

8515 East Orchard Road

Greenwood Village, Colorado 80111

December 17, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Great-West Funds, Inc.
Preliminary Proxy Statement
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is a preliminary proxy statement filed on behalf of Great-West Funds, Inc. Please direct any question or comment regarding the filing to me at (303) 737-4675 or to Renee Hardt at Vedder Price P.C. at (312) 609-7616.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Enclosures

GREAT-WEST FUNDS, INC.

The principal underwriter of Great-West Funds, Inc. is GWFS Equities, Inc., an affiliate of Great-West Funds, Inc.

8515 E. ORCHARD ROAD · GREENWOOD VILLAGE, CO 80111 · (866) 831-7129